Critical accounting judgments and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2017
Critical accounting judgments and key sources of estimation uncertainty
Critical accounting judgments and key sources of estimation uncertainty

5.           Critical accounting judgments and key sources of estimation uncertainty

In applying the Company’s accounting policies, described in note 4, the Company’s management makes judgments, estimates and assumptions about the carrying amounts of assets and liabilities in the consolidated financial statements. The estimates and underlying assumptions are based on historical experience and other factors considered relevant. Actual results may differ from these estimates.

Estimates and assumptions are reviewed on an ongoing basis. Adjustments to accounting estimates are recognized in the period in which the adjustment is made and future periods if the change affects both the current period and to subsequent periods.

a.Critical accounting judgments

Critical judgments, other than those involving estimations (see paragraph b), made by management throughout the process of applying the Company’s accounting policies that have a material effect on the consolidated financial statements, are presented below.

•	Evaluation of the existence of control on investments in subsidiaries (see note 11).

•	Defined benefit obligations to the Company’s employees are discounted at a rate set by reference to market rates at the end of the reference period of Mexican government bonds.

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The Company is subject to transactions or contingent events over which it applies professional judgment to determine the probability of occurrence. Factors considered in this determination are the legal situation as of the date on which the estimation is made and the opinion of legal advisors.

b.Key sources of estimation uncertainty

Basic assumptions concerning the future and other key sources of uncertainty in the estimates made at the end of the reporting period, that have a significant risk of causing significant adjustments to the carrying amounts of assets and liabilities within the following financial year are as follows:

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To determine the estimation of doubtful accounts, the Company determines, among others, customer credit risk arising from its financial position and considerable delays in collections according to the terms agreed upon with customers (see note 7).

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The Company’s long-lived assets correspond to concessions granted by the Mexican Government and properties, leasehold improvements and equipment. The Company reviews the carrying amounts of its long-lived assets to determine whether there are indications of impairment. In the Company’s analysis of impairment indicators, the Company identified indicators of a potential impairment in the Terminal 2 NH Hotel investment. After the analysis, the Company determined that the Terminal 2 NH Hotel was not impaired and therefore did not record any impairment loss during the period. The value in use calculation requires the Company to determine the future cash flows deemed to arise from the cash generating unit (“CGU”) and an appropriate discount rate to calculate the present value. The net book value of the investment in the Terminal 2 NH Hotel as of December 31, 2017 was Ps. 277,344; this does not reflect any impairment loss (see note 9).

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The Company’s management reviews the estimated useful lives of property, leasehold improvements and equipment at the end of each annual period. Based on detailed analyses, the Company’s management could modify the useful life of certain assets of property, leasehold improvements and equipment. The degree of uncertainty associated with estimates of useful lives is related to market changes, use of assets and technological development.

•	Determining the recoverability of deferred tax assets and asset tax (Tax on Assets, or “IMPAC”) recoverable.

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The Company’s management determines and recognizes, based on estimates, the major maintenance provision as per concession contracts with the Mexican Government to maintain and restore the airports’ infrastructure, which affects the results of periods ranging from the moment concession infrastructure becomes available for use through the date on which the maintenance and/or repair works are performed. The Company also calculates the appropriate discount rate for determining the present value of expected expenses that are required to meet its obligations.

Although these estimates were made based on the best information available as of December 31, 2017, 2016 and 2015 it is possible that events may take place in the future that will require the Company to modify (increase or decrease) the amounts in the coming years, which in such case would be applicable on a prospective basis by recognizing the effects of changes in estimates in the corresponding consolidated financial statements.